DEBT (Details Narrative) - USD ($)								1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 03, 2025	Apr. 15, 2024	Feb. 03, 2024	Feb. 03, 2024	Apr. 15, 2023	Feb. 03, 2023	Feb. 02, 2023	Sep. 19, 2024	Jul. 22, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Notes payable										$ 1,200,000	$ 2,200,000
Principal amounts										165,000	165,000
Gain on extinguishment of warrant liabilities										379,626	379,626
Amortization of debt discount										245,980	184,002
Secured Promissory Notes [Member]
Short-Term Debt [Line Items]
Accrued interest										148,246	98,247
Warrants purchase								344,644
Warrants exercisable per share								$ 2.61
Warrant exercised								44,644
Fair value of warrant								$ 379,626	$ 625,606
Secured Promissory Notes [Member] | 21 April Fund LP [Member]
Short-Term Debt [Line Items]
Principal amounts									$ 1,520,000
Interest rate									10.00%
Maturity date									Dec. 30, 2025
Warrants purchase								104,647	92,727
Warrants exercisable per share									$ 3.00
Warrant term									5 years
Secured Promissory Notes [Member] | 21 April Fund Ltd [Member]
Short-Term Debt [Line Items]
Principal amounts									$ 680,000
Interest rate									10.00%
Maturity date									Dec. 30, 2025
Warrants purchase								239,997	207,273
Warrants exercisable per share									$ 3.00
Warrant term									5 years
Promissory Notes Payable [Member]
Short-Term Debt [Line Items]
Amortization of debt discount										269,311
Third Party - Insurance Note 1 [Member]
Short-Term Debt [Line Items]
Purchase of insurance policy		$ 154,338			$ 142,734
Annual interest rate		8.25%			8.00%
Monthly installments		$ 16,023			$ 13,501
Notes payable										0	13,002	$ 39,968
Third Party - Insurance Note 2 [Member]
Short-Term Debt [Line Items]
Purchase of insurance policy				$ 24,480
Monthly installments				$ 2,040
Notes payable										0	4,070	2,008
Third Party - Insurance Note 2 [Member] | Renewed Agreement [Member]
Short-Term Debt [Line Items]
Purchase of insurance policy						$ 24,140
Monthly installments						$ 2,012
Third Party - Insurance Note 3 [Member]
Short-Term Debt [Line Items]
Purchase of insurance policy	$ 249,448		$ 245,798				$ 293,520
Monthly installments	18,559		20,166
Notes payable										$ 129,914	$ 0	$ 0
Down payment paid	$ 119,535		$ 84,473				$ 125,690